Note 12 - Debt (Tables)	12 Months Ended
Jan. 31, 2018
Notes Tables
Schedule of Long-term Debt Instruments [Table Text Block]
	January 31, 2018	January 31, 2017
Credit facility	37,000	-
Total amount outstanding	37,000	-

Available for use	113,000	150,000